UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  03-31-2007


Check here if Amendment [x]; Amendment Number:  2
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               12-10-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: 166565000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     2022    26455 SH       Sole                    24055              2400
99 Cents Only Stores           COM              65440K106     1218    82685 SH       Sole                    76115              6570
AC Moore Arts & Crafts         COM              00086t103      766    35890 SH       Sole                    32455              3435
AFLAC Inc.                     COM              001055102     4767   101290 SH       Sole                    93670              7620
American International Group I COM              026874107     4930    73344 SH       Sole                    67988              5356
BP Amoco PLC ADR               COM              055622104      225     3470 SH       Sole                     3470
Bank of America Corp.          COM              060505104      229     4494 SH       Sole                     4494
Capital Markets ETF - SPDR     COM              78464A771     1331    20150 SH       Sole                    17990              2160
CarMax Inc                     COM              143130102      809    32970 SH       Sole                    28710              4260
Chevron Texaco Corp.           COM              166764100     4637    62692 SH       Sole                    57432              5260
Citigroup                      COM              172967101     4824    93955 SH       Sole                    86475              7480
Coca Cola                      COM              191216100      240     5005 SH       Sole                     5005
Colgate-Palmolive Co.          COM              194162103      307     4591 SH       Sole                     3551              1040
Comcast Corp New Class A share COM              20030n101     4008   154450 SH       Sole                   142326             12124
ConocoPhillips                 COM              20825C104     4495    65765 SH       Sole                    60135              5630
Costco Whsl Group              COM              22160K105     1113    20676 SH       Sole                    18010              2666
Cubic Corporation              COM              229669106      693    32035 SH       Sole                    30130              1905
DJ US Aerospace & Defense Inde COM              464288760      421     7450 SH       Sole                     6230              1220
DJ US Consumer Cyclical - iSha COM              464287580      227     3320 SH       Sole                     3220               100
DJ US Consumer Non-Cyclical -  COM              464287812      230     3810 SH       Sole                     3700               110
DJ US Energy - iShares Trust   COM              464287796      212     2030 SH       Sole                     2000                30
DJ US Financial - iShares Trus COM              464287788      388     3405 SH       Sole                     3285               120
DJ US Healthcare - iShares Tru COM              464287762      373     5590 SH       Sole                     5380               210
DJ US Technology - iShares Tru COM              464287721      317     5875 SH       Sole                     5695               180
Diebold Incorporated           COM              253651103     1396    29270 SH       Sole                    27985              1285
Ebay Inc                       COM              278642103     1451    43763 SH       Sole                    42198              1565
Electronic Arts, Inc.          COM              285512109      915    18173 SH       Sole                    16623              1550
Exxon Mobil                    COM              30231G102      893    11837 SH       Sole                    11837
General Electric               COM              369604103      568    16055 SH       Sole                    14555              1500
GlaxoSmithKline plc            COM              37733W105      322     5821 SH       Sole                     5776                45
Gold Trust - SPDR              COM              78463v107      469     7140 SH       Sole                     7140
Google Inc.                    COM              38259p508     2732     5962 SH       Sole                     5657               305
Industrial Select Sector - SPD COM              81369Y704     1447    40704 SH       Sole                    39294              1410
Johnson & Johnson              COM              478160104     3806    63158 SH       Sole                    59728              3430
L-3 Communications             COM              502424104     1878    21472 SH       Sole                    19992              1480
Lowe's Companies Inc.          COM              548661107     3695   117345 SH       Sole                   107885              9460
MSCI Emerging Markets Index Fu COM              464287234     3630    31155 SH       Sole                    28875              2280
MSCI European Monetary Union I COM              464286608     6646    61374 SH       Sole                    57699              3675
MSCI Japan Index - iShares     COM              464286848     3859   264890 SH       Sole                   245650             19240
Medtronic, Inc.                COM              585055106     2552    52020 SH       Sole                    48585              3435
Microsoft Corp.                COM              594918104     3915   140470 SH       Sole                   128105             12365
Norfolk Southern Corp.         COM              655844108      228     4500 SH       Sole                     4500
Paychex                        COM              704326107     1081    28554 SH       Sole                    26974              1580
Pepsico Inc.                   COM              713448108     4764    74949 SH       Sole                    68669              6280
Pharmaceutical HOLDRs Trust    COM              71712a206      545     7022 SH       Sole                     6522               500
Procter & Gamble               COM              742718109     3610    57156 SH       Sole                    52696              4460
Qualcomm                       COM              747525103     4820   112983 SH       Sole                   105273              7710
Russell Large-Cap Growth - iSh COM              464287614     2388    42915 SH       Sole                    40835              2080
Russell Large-Cap Value - iSha COM              464287598     1747    21013 SH       Sole                    20454               559
Russell Mid-Cap Growth - iShar COM              464287481     5429    50677 SH       Sole                    46862              3815
Russell Mid-Cap Value - iShare COM              464287473      422     2755 SH       Sole                     2305               450
Russell Small-Cap Growth - iSh COM              464287648     2789    34835 SH       Sole                    31375              3460
Russell Small-Cap Value - iSha COM              464287630     4253    52520 SH       Sole                    48760              3760
S&P Depository Receipts ETF    COM              78462F103      219     1545 SH       Sole                     1440               105
S&P Glob Cons Discretionary Se COM              464288745      201     3400 SH       Sole                     3400
S&P Global Basic Matls Sector  COM              464288695     3861    61630 SH       Sole                    57070              4560
S&P Global Energy Sector - iSh COM              464287341     5538    49690 SH       Sole                    46629              3061
S&P Global Financials Sector - COM              464287333      730     8160 SH       Sole                     8160
S&P Global Healthcare Sector - COM              464287325      426     7390 SH       Sole                     7390
S&P Global Industrial Index -  COM              464288729     3956    67645 SH       Sole                    63065              4580
S&P Global Technology Index -  COM              464287291     5117    89545 SH       Sole                    83580              5965
S&P Global Telecom Sector - iS COM              464287275     6198    94355 SH       Sole                    88315              6040
S&P Global Utilities Index - i COM              464288711     1069    17691 SH       Sole                    15051              2640
S&P Mid-Cap Barra Value - iSha COM              464287705      248     2970 SH       Sole                     2970
Starbucks Inc.                 COM              855244109      336    10720 SH       Sole                     9420              1300
State Street Corp.             COM              857477103     3910    60391 SH       Sole                    53791              6600
Stryker Corp                   COM              863667101     4749    71600 SH       Sole                    66145              5455
Sunrise Assisted Living        COM              86768K106     1622    41046 SH       Sole                    39201              1845
Suntrust Banks Inc.            COM              867914103      429     5164 SH       Sole                     5164
Sysco Corporation              COM              871829107      269     7955 SH       Sole                     7355               600
UPS                            COM              911312106     2543    36278 SH       Sole                    33608              2670
UnitedHealth Group             COM              91324P102     4614    87102 SH       Sole                    80562              6540
Verizon Communications         COM              92343V104     2215    58408 SH       Sole                    52358              6050
WalMart                        COM              931142103     1095    23333 SH       Sole                    22398               935
Wells Fargo New                COM              949746101      275     8000 SH       Sole                     8000
Western Union Company          COM              959802109      201     9145 SH       Sole                     8720               425
WisdomTree Japan Small-Cap Div COM              97717w836      531    10170 SH       Sole                    10170
Wrigley, Wm. Jr. Co.           COM              982526105     1107    21743 SH       Sole                    20598              1145
Wyeth                          COM              983024100      242     4838 SH       Sole                     4838
proShares Ultra Short Real Est OAS              74347R552     3834    49585 SH       Sole                    46120              3465